Long-Term Debt - Summary of Long-Term Debt (Detail) - USD ($)			3 Months Ended	12 Months Ended
		Sep. 30, 2019	Jun. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Debt Instrument [Line Items]
Loans payable			$ 212,694,648	$ 213,575,262
Less: noncurrent debt issuance costs			(4,178,819)	(4,664,552)
Less: current debt issuance costs			(995,365)	(993,157)
Less: current portion of long-term debt, net of debt issuance costs			(2,459,654)	(2,445,594)
Less: current portion of long-term debt, net of debt issuance costs				2,445,595
Long-term debt, net of debt issuance costs	[1]		205,060,810	205,471,958
BRIDGER AEROSPACE GROUP HOLDINGS, LLC [Member]
Debt Instrument [Line Items]
Loans payable				213,575,262	$ 62,739,273
Less: noncurrent debt issuance costs				(4,664,552)	(2,303,974)
Less: current debt issuance costs				(993,157)	(161,900)
Less: current portion of long-term debt, net of debt issuance costs				(2,445,594)	(2,155,926)
Less: current portion of long-term debt, net of debt issuance costs				2,445,595
Long-term debt, net of debt issuance costs	[2]			205,471,958	58,117,473
Permanent loan agreement, dated August 21, 2020, greater of Prime + 1.5% or 4.75% interest rate, maturing August 21, 2035
Debt Instrument [Line Items]
Loans payable			$ 18,734,612	18,852,476
Permanent loan agreement, dated August 21, 2020, greater of Prime + 1.5% or 4.75% interest rate, maturing August 21, 2035 | Prime Rate
Debt Instrument [Line Items]
Debt instrument variable interest rate spread			1.50%
Long term debt bearing variable interest rate percentage			4.75%
Permanent loan agreement, dated August 21, 2020, greater of Prime + 1.5% or 4.75% interest rate, maturing August 21, 2035 | BRIDGER AEROSPACE GROUP HOLDINGS, LLC [Member]
Debt Instrument [Line Items]
Loans payable				$ 18,852,476	19,000,000
Permanent loan agreement, dated August 21, 2020, greater of Prime + 1.5% or 4.75% interest rate, maturing August 21, 2035 | BRIDGER AEROSPACE GROUP HOLDINGS, LLC [Member] | Prime Rate
Debt Instrument [Line Items]
Debt instrument variable interest rate spread				1.50%
Long term debt bearing variable interest rate percentage				4.75%
Permanent loan agreement, dated October 1, 2020, greater of Prime + 1.5% or 4.75% interest rate, maturing October 1, 2035
Debt Instrument [Line Items]
Loans payable			$ 18,797,058	$ 18,924,229
Permanent loan agreement, dated October 1, 2020, greater of Prime + 1.5% or 4.75% interest rate, maturing October 1, 2035 | Prime Rate
Debt Instrument [Line Items]
Debt instrument variable interest rate spread			1.50%
Long term debt bearing variable interest rate percentage			4.75%
Permanent loan agreement, dated October 1, 2020, greater of Prime + 1.5% or 4.75% interest rate, maturing October 1, 2035 | BRIDGER AEROSPACE GROUP HOLDINGS, LLC [Member]
Debt Instrument [Line Items]
Loans payable				$ 18,924,229	19,000,000
Permanent loan agreement, dated October 1, 2020, greater of Prime + 1.5% or 4.75% interest rate, maturing October 1, 2035 | BRIDGER AEROSPACE GROUP HOLDINGS, LLC [Member] | Prime Rate
Debt Instrument [Line Items]
Debt instrument variable interest rate spread				1.50%
Long term debt bearing variable interest rate percentage				4.75%
Term loan agreement dated September 30, 2019, LIBOR + 2.5%, maturing March 15, 2030
Debt Instrument [Line Items]
Loans payable			$ 10,788,441	$ 11,110,484
Term loan agreement dated September 30, 2019, LIBOR + 2.5%, maturing March 15, 2030 | LIBOR
Debt Instrument [Line Items]
Debt instrument variable interest rate spread		2.50%	2.50%
Term loan agreement dated September 30, 2019, LIBOR + 2.5%, maturing March 15, 2030 | BRIDGER AEROSPACE GROUP HOLDINGS, LLC [Member]
Debt Instrument [Line Items]
Loans payable				11,110,484	11,754,570
Term loan agreement dated February 3, 2020, LIBOR + 2.5%, maturing February 3, 2027
Debt Instrument [Line Items]
Loans payable			$ 4,092,000	4,371,000
Term loan agreement dated February 3, 2020, LIBOR + 2.5%, maturing February 3, 2027 | LIBOR
Debt Instrument [Line Items]
Debt instrument variable interest rate spread			2.50%
Term loan agreement dated February 3, 2020, LIBOR + 2.5%, maturing February 3, 2027 | BRIDGER AEROSPACE GROUP HOLDINGS, LLC [Member]
Debt Instrument [Line Items]
Loans payable				4,371,000	4,929,000
Taxable industrial revenue bonds, dated February 24, 2021, 6.5% interest rates, maturing February 21, 2040 | BRIDGER AEROSPACE GROUP HOLDINGS, LLC [Member]
Debt Instrument [Line Items]
Loans payable					7,330,000
Taxable industrial revenue bonds, dated July 21, 2022, 11.5% interest rates, maturing September 1, 2027
Debt Instrument [Line Items]
Loans payable			$ 160,000,000	160,000,000
Debt instrument variable interest rate spread			11.50%
Taxable industrial revenue bonds, dated July 21, 2022, 11.5% interest rates, maturing September 1, 2027 | BRIDGER AEROSPACE GROUP HOLDINGS, LLC [Member]
Debt Instrument [Line Items]
Loans payable				$ 160,000,000
Debt instrument variable interest rate spread				11.50%
Various term loan agreements with earliest start at November 18, 2020, 3.89-4.52% interest rates, latest maturation on November 18, 2022 | BRIDGER AEROSPACE GROUP HOLDINGS, LLC [Member]
Debt Instrument [Line Items]
Loans payable					554,940
Various term loan agreements, with earliest start at September 9, 2021, 5-5.5% interest rates, latest maturation on November 17, 2027
Debt Instrument [Line Items]
Loans payable			$ 282,537	$ 317,073
Various term loan agreements, with earliest start at September 9, 2021, 5-5.5% interest rates, latest maturation on November 17, 2027 | Minimum
Debt Instrument [Line Items]
Long term debt bearing variable interest rate percentage			5.00%
Various term loan agreements, with earliest start at September 9, 2021, 5-5.5% interest rates, latest maturation on November 17, 2027 | Maximum
Debt Instrument [Line Items]
Long term debt bearing variable interest rate percentage			5.50%
Various term loan agreements, with earliest start at September 9, 2021, 5-5.5% interest rates, latest maturation on November 17, 2027 | BRIDGER AEROSPACE GROUP HOLDINGS, LLC [Member]
Debt Instrument [Line Items]
Loans payable				$ 317,073	$ 170,763
Various term loan agreements, with earliest start at September 9, 2021, 5-5.5% interest rates, latest maturation on November 17, 2027 | BRIDGER AEROSPACE GROUP HOLDINGS, LLC [Member] | Minimum
Debt Instrument [Line Items]
Long term debt bearing variable interest rate percentage				5.00%
Various term loan agreements, with earliest start at September 9, 2021, 5-5.5% interest rates, latest maturation on November 17, 2027 | BRIDGER AEROSPACE GROUP HOLDINGS, LLC [Member] | Maximum
Debt Instrument [Line Items]
Long term debt bearing variable interest rate percentage				5.50%

[1]	Includes related party debt of $10,000,000 for the 2022 taxable industrial revenue bond as of June 30, 2023 and December 31, 2022, respectively.
[2]	Includes related party debt of $10,000,000 for the 2022 taxable industrial revenue bond.